Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Treasury Stock, Common [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Shares issued for option exercises						$ 192,000
Balance at Dec. 31, 2022		$ 22,339	$ 477,000	$ 53,763,929	$ (50,597,674)	3,665,594
Balance, shares at Dec. 31, 2022		22,338,888
Shares issued in Public Offering		$ 4,316		3,446,359		$ 3,450,675
Shares issued in Public Offering, shares		4,315,787				300,000
Shares issued for services		$ 1,675		676,259		$ 677,925
Shares issued for services, shares		1,675,000
Shares issued for services and stock payable		$ 300	248,230	191,700		440,230
Shares issued for services and stock payable, shares		300,000
Purchase of intangible asset		$ 5,000		2,463,500		2,468,500
Purchase of intangible asset, shares		5,000,000
Warrant conversions related to offerings		$ 10,267		8,877,570		8,887,837
Warrant conversions related to offerings, shares		10,266,845
Warrant conversions related to promissory notes		$ 1,200		1,117,200		1,118,400
Warrant conversions related to promissory notes, shares		1,200,000
Deconsolidation of SRM Entertainment and change to equity method of accounting				551,757		551,757
Fair value of price reduction on conversion price for notes and warrants				1,120,333		1,120,333
Fair value of options granted to employees				39,444		39,444
Issuance of Warrants				364,960		364,960
Promissory note conversion		$ 537		499,463		500,000
Shares issued in connection with convertible promissory note, shares		537,634
Fair value of warrants granted for services				545,703		545,703
Fair value of options granted				68,819		68,819
Net Loss					(15,083,041)	(15,083,041)
Balance at Dec. 31, 2023		$ 45,634	725,230	73,726,987	(65,680,715)	8,817,136
Balance, shares at Dec. 31, 2023		45,634,154
Shares issued in Public Offering						358,543
Shares issued for services		$ 2,727	642,750	3,431,573		$ 4,077,050
Shares issued for services, shares		2,727,436				2,727,436
Issuance of Warrants				2,293,301		$ 2,293,300
Fair value of options granted				15,013,755		15,013,755
Net Loss					(49,409,632)	(49,409,632)
Shares issued in Private Placements for cash		$ 8,131		10,617,388		$ 10,625,519
Shares issued in Private Placements for cash, shares		8,130,837				8,130,837
Shares issued -payable for settlement			875,000			$ 875,000
Shares issued for employee bonus		$ 750		1,042,500		$ 1,043,250
Shares issued for employee bonus, shares		750,000				750,000
Shares issued for option exercises		$ 153		75,847		$ 76,000
Shares issued for option exercises, shares		153,000				153,000
Shares issued for Warrant conversions		$ 2,996		3,959,718		$ 3,962,714
Shares issued for Warrant conversions, shares		2,996,127				2,996,127
Deconsolidation of Caring Brands				943,722		$ 943,722
Shares issued from Stock in connection with extinguishment of convertible notes		$ 2,249	(245,044)	2,045,229		$ 1,802,434
Shares issued from Stock in connection with extinguishment of convertible notes, shares		2,248,760				2,248,760
Fair value of options granted, shares
Deemed Dividends				(2,293,301)		$ (2,293,300)
Balance at Dec. 31, 2024		$ 62,640	$ 1,997,936	$ 110,856,719	$ (115,090,347)	$ (2,173,052)
Balance, shares at Dec. 31, 2024		62,640,314